UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central Europe, Russia and Turkey Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central Europe, Russia and Turkey Fund, Inc.

Schedule of Investments                                                                            as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Russia 49.1%
Common Stocks 46.2%
Commercial Banks 8.0%
Bank St Petersburg PJSC*	6,497,860	3,672,591
Sberbank of Russia PJSC*	2,000,000	2,566,400
Sberbank of Russia PJSC (ADR)	1,050,000	5,764,500
		12,003,491
Diversified Financial Services 1.7%
Moscow Exchange MICEX-RTS PJSC	2,000,000	2,552,800

Diversified Telecommunication Services 0.6%
Rostelecom PJSC*	800,000	918,000

Food & Staples Retailing 7.0%
DIXY Group PJSC*	335,000	1,246,870
Magnit PJSC	32,000	4,893,536
Magnit PJSC (GDR) (Registered)	90,000	3,514,500
X5 Retail Group NV (GDR) (Registered)*	45,000	832,500
		10,487,406
Independent Power & Renewable Electricity Producers 1.1%
E.ON Russia JSC*	40,000,000	1,612,000

Metals & Mining 2.4%
MMC Norilsk Nickel PJSC (ADR)	315,000	3,606,750

Oil, Gas & Consumable Fuels 22.0%
Gazprom PAO (ADR)†	3,883,774	13,709,722
Lukoil PJSC (ADR)	375,000	12,596,250
Novatek OAO (GDR) (Registered)	35,000	3,011,750
Rosneft OAO (GDR) (Registered)	450,000	1,597,500
Tatneft PAO (ADR)	75,000	2,025,000
		32,940,222
Wireless Telecommunication Services 3.4%
MegaFon PJSC (GDR) (Registered)	139,496	1,666,977
Mobile TeleSystems PJSC (ADR)	510,527	3,517,531
		5,184,508

Preferred Stocks 2.9%
Commercial Banks 1.0%
Sberbank of Russia PJSC (Cost $2,565,443)*	1,600,000	1,457,440

Oil, Gas & Consumable Fuels 1.9%
Surgutneftegaz OAO (Cost $2,813,275)*	4,600,000	2,813,360

Total Russia (Cost $94,626,877)		73,575,977

Turkey 22.7%
Common Stocks
Airlines 2.0%
Turk Hava Yollari AO*	1,215,000	2,997,317

Beverages 1.8%
Anadolu Efes Biracilik ve Malt Sanayii AS	120,000	740,686
Coca-Cola Icecek AS†	180,000	1,991,225
		2,731,911
Commercial Banks 8.1%
Akbank TAS	1,478,008	3,586,284
Turkiye Garanti Bankasi AS	1,600,000	4,011,879
Turkiye Halk Bankasi AS	575,000	1,975,398
Turkiye Is Bankasi	1,079,748	1,683,463
Turkiye Vakiflar Bankasi TAO	700,000	890,591
		12,147,615
Construction & Engineering 0.9%
Tekfen Holding AS†	1,000,000	1,299,271

	Shares	Value ($)
Diversified Financial Services 1.4%
Haci Omer Sabanci Holding AS	700,000	2,019,776

Diversified Telecommunication Services 1.2%
Turk Telekomunikasyon AS	1,000,000	1,822,354

Food & Staples Retailing 0.8%
Migros Ticaret AS*†	235,000	1,266,519

Food Products 0.7%
Ulker Biskuvi Sanayi AS	170,000	1,082,580

Gas Utilities 1.5%
Aygaz AS	650,000	2,213,317

Industrial Conglomerates 1.6%
Enka Insaat ve Sanayi AS	499,999	740,752
KOC Holding AS	425,000	1,695,295
		2,436,047
Metals & Mining 0.4%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS†	1,500,000	551,768

Oil, Gas & Consumable Fuels 1.0%
Tupras Turkiye Petrol Rafinerileri AS*	61,022	1,542,437

Wireless Telecommunication Services 1.3%
Turkcell Iletism Hizmetleri AS	550,000	1,952,619

Total Turkey (Cost $41,316,277)		34,063,531

Poland 16.7% Common Stocks
Air Freight & Logistics 0.0%
Integer.pl SA*†	1,533	28,348

Commercial Banks 5.2%
Bank Pekao SA	30,000	1,005,903
Bank Zachodni WBK SA†	22,500	1,436,111
Powszechna Kasa Oszczednosci Bank Polski SA*	895,772	5,408,112
		7,850,126
Diversified Telecommunication Services 1.2%
Orange Polska SA	1,100,000	1,745,818

Electric Utilities 2.8%
Energa SA	345,000	1,142,423
PGE Polska Grupa Energetyczna SA	793,000	2,680,301
Tauron Polska Energia SA	650,000	431,433
		4,254,157
Insurance 2.8%
Powszechny Zaklad Ubezpieczen SA	535,000	4,237,650

Media 1.3%
Cyfrowy Polsat SA*	370,000	1,949,276

Oil, Gas & Consumable Fuels 2.4%
Grupa Lotos SA*	100,000	627,005
Polski Koncern Naftowy Orlen SA†	195,000	2,973,071
		3,600,076
Textiles, Apparel & Luxury Goods 1.0%
CCC SA	50,000	1,459,135

Total Poland (Cost $33,138,780)		25,124,586

Hungary 5.0% Common Stocks
Commercial Banks 1.6%
OTP Bank PLC	115,000	2,437,176

	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.0%
MOL Hungarian Oil & Gas PLC	62,607	3,035,095

Pharmaceuticals 1.4%
Richter Gedeon Nyrt	105,000	2,044,497

Total Hungary (Cost $6,170,129)		7,516,768

Czech Republic 1.2% Common Stocks
Electric Utilities 1.2%
CEZ AS (Cost $2,964,712)	110,000	1,822,183

Austria 0.6% Common Stocks
Commercial Banks 0.6%
Raiffeisen Bank International AG* (Cost $1,053,431)	70,000	878,421

Kazakhstan 0.5% Common Stocks
Metals & Mining 0.5%
GoldBridges Global Resources PLC* (Cost $1,824,442)	50,000,000	727,084

Securities Lending Collateral 6.9%
Daily Assets Fund, 0.40% (Cost $10,278,675)(a)(b)	10,278,675	10,278,675

Cash Equivalents 2.7%
Central Cash Management Fund, 0.32%
(Cost $4,041,980)(b)	4,041,980	4,041,980

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $195,415,303)**	105.4	158,029,205
Other Assets and Liabilities, Net	(5.4)	(8,045,703)
Net Assets	100.0	149,983,502

*	Non-income producing security.
**	The cost for federal income tax purposes was $200,854,200. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $42,824,995. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,361,303 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,186,298.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2016 amounted to $9,770,802, which is 6.5% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Russia	$ 173,575,977	$ —	$ —	$ 173,575,977
Turkey	34,063,531	—	—	34,063,531
Poland	25,124,586	—	—	25,124,586
Hungary	7,516,768	—	—	7,516,768
Czech Republic	1,822,183	—	—	1,822,183
Austria	878,421	—	—	878,421
Kazakhstan	727,084	—	—	727,084
Short-Term Instruments (c)	14,320,655	—	—	14,320,655
Total	$ 158,029,205	$ —	$ —	$ 158,029,205

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016